Deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax
Gross losses	£ 75,530	£ 71,139	£ 67,210
Potential deferred tax asset	£ 18,947	£ 17,867	£ 16,925